Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2017	May 09, 2017
Document and Entity Information
Entity Registrant Name	Cerecor Inc.
Entity Central Index Key	0001534120
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-Q
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding		14,081,453